Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions and Dispositions Disclosure
Schedule of Purchase Price Allocation [Table Text Block]

       The components of the purchase price and net assets acquired for 2012 acquisitions are as follows:

(In millions)	One Lambda	Doe & Ingalls	Other	Total

Purchase Price
Cash paid	$878.8	$174.8	$25.4	$1,079.0
Purchase price payable	7.3	—	—	7.3
Fair value of contingent consideration	13.1	1.5	5.3	19.9
Cash acquired	(1.3)	—	—	(1.3)

	$897.9	$176.3	$30.7	$1,104.9

Net Assets Acquired
Current assets	$110.1	$21.9	$2.2	$134.2
Property, plant and equipment	30.3	11.6	0.1	42.0
Intangible assets:
Customer relationships	330.7	68.1	3.2	402.0
Product technology	172.5	1.1	13.9	187.5
Tradenames and other	17.2	16.8	—	34.0
Goodwill	273.5	81.1	15.6	370.2
Other assets	—	0.5	—	0.5
Liabilities assumed	(36.4)	(24.8)	(4.3)	(65.5)

	$897.9	$176.3	$30.7	$1,104.9

       The components of the purchase price and net assets acquired for 2011 acquisitions, as revised in 2012 for finalization of the valuation process are as follows:

(In millions)	Phadia	Dionex	Other	Total

Purchase Price
Cash paid	$3,655.2	$2,140.8	$97.7	$5,893.7
Debt assumed	0.3	3.2	—	3.5
Purchase price payable	—	—	0.4	0.4
Fair value of contingent consideration	—	—	1.4	1.4
Cash acquired	(117.2)	(114.9)	(0.9)	(233.0)

	$3,538.3	$2,029.1	$98.6	$5,666.0

Net Assets Acquired
Current assets	$328.1	$227.8	$25.0	$580.9
Property, plant and equipment	150.2	87.8	29.0	267.0
Intangible assets:
Customer relationships	956.8	495.3	17.6	1,469.7
Product technology	696.3	350.2	20.0	1,066.5
In-process research and development	—	18.3	—	18.3
Tradenames and other	132.6	35.7	3.6	171.9
Goodwill	1,813.6	1,317.8	30.2	3,161.6
Other assets	67.9	3.1	1.2	72.2
Liabilities assumed	(607.2)	(506.9)	(28.0)	(1,142.1)

	$3,538.3	$2,029.1	$98.6	$5,666.0

       The components of the purchase price and net assets acquired for 2010 acquisitions, as revised in 2011 for finalization of the valuation process are as follows:

(In millions)	Ahura Scientific	Finnzymes	Fermentas	Other	Total

Purchase Price
Cash paid	$164.0	$59.0	$278.7	$150.6	$652.3
Debt assumed	0.6	—	3.6	1.1	5.3
Fair value of contingent consideration	19.6	—	—	3.9	23.5
Cash acquired	(17.8)	(0.7)	(21.9)	(5.4)	(45.8)

	$166.4	$58.3	$260.4	$150.2	$635.3

Net Assets Acquired
Current assets	$22.3	$6.1	$23.3	$29.4	$81.1
Property, plant and equipment	3.3	3.4	9.6	4.1	20.4
Intangible assets:
Customer relationships	46.1	16.1	67.9	40.6	170.7
Product technology	30.4	18.6	73.5	24.8	147.3
In-process research and development	—	—	—	4.4	4.4
Tradenames and other	0.4	0.1	5.3	4.4	10.2
Goodwill	109.9	24.8	117.2	62.5	314.4
Other assets	0.1	2.0	3.0	9.0	14.1
Liabilities assumed	(46.1)	(12.8)	(39.4)	(29.0)	(127.3)

	$166.4	$58.3	$260.4	$150.2	$635.3

Business Acquisition, Pro Forma Information [Table Text Block]

Unaudited Pro Forma Information

       The company acquired Dionex Corporation in May 2011, the Phadia group in August 2011 and One Lambda in September 2012. Had the acquisitions of Dionex and Phadia been completed as of the beginning of 2010, and the acquisition of One Lambda been completed as of the beginning of 2011, the company's pro forma results for 2012 and 2011 would have been as follows:

(In millions except per share amounts)	2012	2011

Revenues	$12,643.0	$12,292.1

Income from Continuing Operations	$1,338.5	$1,133.9

Net Income	$1,258.0	$1,440.3

Earnings per Share from Continuing Operations:
Basic	$3.68	$2.98
Diluted	$3.65	$2.95

Earnings per Share:
Basic	$3.46	$3.78
Diluted	$3.43	$3.74